Capital Stock - Schedule of Information about RSUs and PSUs Granted and Outstanding (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)	90,000.00	0	0
Weighted average share price, share options granted (in dollars per share) | $ / shares	$ 4.22	$ 0	$ 0
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)	3,000,000.0	2,400,000	3,000,000.0
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in usd per share) | $ / shares	$ 8.36	$ 8.60	$ 7.88
Number of shares outstanding (in shares)	4,600,000	4,500,000	4,600,000
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)	2,900,000	1,700,000	2,100,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in usd per share) | $ / shares	$ 9.49	$ 9.88	$ 8.14
Other equity instruments, granted, percentage of target	100.00%	100.00%	100.00%
Number of shares outstanding (in shares)	6,100,000	4,600,000	3,800,000